Taxes on Income	12 Months Ended
Dec. 31, 2013
Taxes on Income [Abstract]
Taxes on Income
Note 14 - Taxes on Income

A.	Income tax expense included in the statement of operations

	Year ended December 31
	2011	2012	2013
Current taxes	$1,661	$2,192	$1,218
Taxes in respect to previous years	67	-	(609)
Deferred taxes	250	692	678
Income tax expense*	$1,978	$2,884	$1,287

*	Most of the Company's taxes are calculated based on Israeli tax law except for taxes of the US ,UK, Luxembourg and Cyprus subsidiaries that are calculated based on relevant local tax laws.

B.
In December 2011 the Knesset passed an amendment to tax laws according to which, among other, from 2012 onward the corporate income tax rate will be 25%. Current and deferred tax balances as of December 31, 2011 and 2012 are calculated in accordance with the new tax rates provided in the according to the recent legislative change. On July 30, 2013 the Knesset passed the Law for the change in the order of National Priorities (Legislative amendments to achieve budget objectives for 2013 and 2014) - 2013. As part of the legislative Company Tax was increased to 26.5% as from January 1, 2014.

C.	Taxation of the subsidiary

At December 31, 2013, the Company's US subsidiary had loss carry forwards in the amount of $390.

As of December 31, 2013, the Company has not provided deferred income taxes or foreign withholding taxes on temporary differences of approximately $2,470 resulting from earnings for certain non-Israeli subsidiaries which are permanently reinvested outside the Israel. The unrecognized deferred tax liability associated with these temporary differences was approximately $690 at December 31,2013. The company might incur such taxes upon distribution of earnings from these subsidiaries or upon disposition of their shares.

D.	Income before income taxes and income taxes expense (benefit) included in the consolidated statements of operations

	Year ended December 31
	2011	2012	2013
Income (loss) before income taxes:
Israel	$5,703	$10,473	$7,598
Foreign jurisdiction	610	701	211
	6,313	11,174	7,809

Income tax expense (benefit):
Current taxes:
Israel	2,074	2,162	1,155
Foreign jurisdiction	(413)	30	63
	1,661	2,192	1,218

Tax expense (benefit) in respect to
previous years:
Israel	(358)	-	(660)
Foreign jurisdiction	425	-	51
	67	-	(609)

Deferred taxes:
Israel	(366)	421	689
Foreign jurisdiction	616	271	(11)
	250	692	678

Total	$1,978	$2,884	$1,287

E.
Deferred tax balances at December 31, 2013 calculated in accordance with the new tax rate as provided by law to correct the tax burden, depending on the expected tax rate at the time of reversal. Effect of the change in tax rate on the financial statements at December 31, 2013 reflected an increase in deferred tax balances in the amount of $18. The adjustment of the deferred tax balances would have been recognized against deferred tax income in the amount of $15 and against increase in equity in the amount of $3.

F.	Reconciliation between the tax on the pre-tax adjusted earnings and the tax expense included in the statement of operations

	Year ended December 31
	2011	2012	2013

Statutory tax rate	24%	25%	25%

Income before taxes on income as reported
In the statement of operations	$6,313	$11,174	$7,809

Computed "expected" tax expense	1,515	2,794	1,952

Non-deductible expenses	29	151	518
Tax adjustment in respect of different tax rate
for foreign subsidiaries	97	132	35
Taxes in respect to previous years	67	-	(609)
Influence of change in tax rate on DTA	127	-	15
Valuation allowance	(478)	(183)	63
Differences in basis of measurements for
financial reporting and tax return purposes	711	24	(650)
Utilize tax losses from prior years	(8)	(2)	-
Other differences, net	(82)	(32)	(37)

	$1,978	$2,884	$1,287

G.	Deferred taxes

As of December 31, 2012 and 2013, the tax effects of temporary differences that give rise to significant portions of deferred tax assets and liabilities are attributable to the following:

	Year ended December 31
	2012	2013
Deferred tax assets:

Provision for doubtful debts	$1,893	$1,839
Vacation pay accruals	151	267
Stock-based compensation	238	-
Capital loss carryforward	59	122
Net operating loss carryforwards	-	173
Severance pay fund	43	24

Total gross deferred tax assets	2,384	2,425

Less valuation allowance	(59)	(122)

Deferred tax assets, net	2,325	2,303
Deferred tax liabilities:
Marketable securities	(49)	(8)
Fixed assets	(1,855)	(2,445)
Customer relations	-	(1,310)
Foreign currency derivatives	(14)	(120)
Cash flow hedging derivatives	(73)	(55)
Goodwill	(388)	(582)

Total gross deferred tax liabilities	(2,379)	(4,520)

Net deferred tax asset (liability)	$(54)	$(2,217)

The net change in valuation allowance for the year ended December 31, 2013 was an increase of $63 and for the year ended December 31, 2012 there was a decrease of $183.

In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible.

Based upon the scheduled reversal of taxable temporary differences over the periods in which the deferred tax assets are deductible, management believes it is more likely than not that the Company will realize the benefits of these deductible differences, net of the existing valuation allowance at December 31, 2013. The amount of the deferred tax asset considered realizable, however, could be reduced in the near term if estimates of future taxable income during the carryforward period are reduced.

H.	Accounting for uncertainty in income taxes

A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

	2011	2012	2013

Balance at January 1	$1,172	$1,394	$1,521
Increase related to prior year tax positions	116	-	-
Decrease related to statute expiration	-	-	(599)
Increase related to current year tax positions	106	127	108

Balance at December 31	$1,394	$1,521	$1,030

The unrecognized tax benefits at December 31, 2011, 2012 and 2013 were $1,394, $1,521 and $1,030 respectively, if recognized, would affect the effective tax rate of the Company.

The Company and its subsidiaries files income tax returns in Israel, Cyprus and USA. As of December 31, 2013, the Israeli tax returns of the Company are open to examination by the Israeli income tax authorities for the tax years of 2009 through 2012 and the tax returns of the foreign subsidiaries are open to examination by the tax authorities for the tax years 2007 through 2012. During 2013 the years 2005 until 2008 lapsed of the statute of limitations. The company believes that it is reasonably possible that approximately $143 of its currently remaining unrecognized tax position, each of which are individually insignificant, may be recognized by the end of 2014 as a result of a lapse of the statute of limitations.